Balance Sheet Components - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 959	$ 1,008	$ 979
Less: accumulated depreciation	(769)	(763)	(670)
Total property and equipment, net	190	245	309
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	894	943	909
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	28	28	28
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	25	25	30
Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 12	$ 12	$ 12